UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

6 Stacy Court, Parsippany, NJ  07054

(Address of Principal Executive Offices)  (Zip Code)

Alfred C. Frank, Frank Capital Partners LLC

6 Stacy Court, Parsippany, NJ  07054

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Frank Value Fund
Schedule of Investments
September 30, 2006 (Unaudited)

Shares		Value

COMMON STOCKS - 92.93%

Cable and Other Pay Television Services - 3.40%
608	Liberty Global, Inc. Class A*	$ 15,649
157	Liberty Global Inc. Series C*	3,934
		19,583
Electronic Computers - 4.89%
1,231	Dell, Inc.*	28,116

Electronic Connectors - 3.47%
713	Tyco International LTD.	19,957

Electric Services - 2.41%
508	Mirant Corp.*	13,873

Financial Services - 5.02%
515	American Express Co.	28,881

Fire, Marine & Casualty Insurance - 12.55%
238	Arch Capital Group LTD.*	15,111
18	Berkshire Hathaway Class B *	57,132
		72,243
Household Furniture - 3.03%
1,014	Tempur-Pedic International, Inc.*	17,410

Machine Tools, Metal Cutting Types - 1.34%
737	Thermadyne Holdings Corp.*	7,739

Motor Vehicle Parts & Accessories - 1.80%
617	Superior Industries International, Inc.	10,359

Motorcycles, Bicycles & Parts - 3.74%
343	Harley Davidson, Inc.	21,523

Optical Instruments & Lenses - 5.99%
15,313	Meade Instruments Corp.*	34,455

Pharmaceutical Preparations - 1.31%
995	QLT, Inc.*	7,562

Real Estate - 1.60%
252	MI Developments, Inc. Class A	9,185

Retail - Catalog & Mail Order Houses - 3.22%
300	CDW Corp.	18,504

Retail - Variety Stores - 2.54%
1,234	99 Cents Only Stores*	14,599

Semiconductors & Related Devices - 7.80%
565	Freescale Semiconductor, Inc.*	21,498
1,138	Intel Corp.	23,409
		44,907
Services - Business Services, NEC - 5.74%
352	Viad Corp.	12,464
1,074	Western Union Co.*	20,546
		33,010
Services - Computer Processing & Data Preparation 2.36%
738	Infospace, Inc.*	13,609

Services - Educational Services 2.49%
636	Career Education Corp.*	14,304

Services - Engineering Services - 3.48%
340	Washington Group International, Inc.*	20,013

Services - Prepackaged Software - 5.05%
1,063	Microsoft Corp.	29,073

Telephone Communications - 2.19%
872	IDT Corp.*	12,574

Transportation Services - 2.89%
1,059	Expedia, Inc.*	16,605

Water Transportation - 2.25%
2,343	Rand Logistics, Inc.*	12,933

Wholesale - Motor Vehicles & Motor Vehicle Parts & Supplies - 2.39%
595	Adesa, Inc.	13,750

TOTAL FOR COMMON STOCKS (Cost $502,761) - 92.93%		$ 534,767

SHORT TERM INVESTMENTS - 7.13%
41,051	First American Treasury Obligations Fund Class Y 4.87%** (Cost $41,051)	$ 41,051

TOTAL INVESTMENTS - 100.06% (Cost $543,812)		575,818

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06)%		(364)

NET ASSETS - 100.00%		$ 575,454

* Non-Income producing securities.
** Variable Rate Security; the coupon rate shown represents the rate at September 30, 2006.

NOTES TO FINANCIAL STATEMENTS
Frank Value Fund
1. SECURITY TRANSACTIONS
At September 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $543,812 amounted to $32,007 which consisted of aggregate gross unrealized appreciation of $62,891 and aggregate gross unrealized depreciation of $30,884.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Alfred C. Frank, President

 Alfred C. Frank

 President

Date: November 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Alfred C. Frank, President

Alfred C. Frank

President

Date November 22, 2006

By /s/Brian J. Frank

Brian J. Frank

Treasurer

Date November 22, 2006